Income Taxes (Details) - Schedule of Income Tax and Social Contribution Expense - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax and Social Contribution Expense [Abstract]
Accounting result before taxation		$ (259,728)	$ 3,553,493	$ 5,062,768
Brazilian statutory corporate tax rate		(34.00%)	(34.00%)	(34.00%)
Expected tax benefit (expense)		$ 88,308	$ (1,208,188)	$ (1,721,341)
Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees		3,243	4,013	5,840
Non-taxable tax benefits	[1]	461,726	447,843	165,051
Difference of tax rates on taxable income from foreign subsidiaries		(16,299)	317,989	509,139
Transfer pricing adjustments		(12,265)	(34,145)	(5,782)
Profits taxed by-foreign jurisdictions	[2]	(203,986)	(266,049)	(241,922)
Deferred income tax not recognized		(372,932)	94,238	(155,877)
Withholding tax expense			(172)
Non-taxable interest - Foreign subsidiaries		140,284	129,703	108,072
Donations and social programs expenses	[3]	(7,524)	(114)	(2,572)
SELIC interest on tax credits	[4]	6,521	5,127	51,650
Double Jurisdiction Taxation			35,138
Other permanent differences		40,917	64,661	43,612
Current and deferred income tax benefit (expense)		127,993	(409,956)	(1,244,130)
Current income tax		(69,460)	(515,264)	(1,402,643)
Deferred income tax		197,453	105,308	158,513
Total income tax		$ 127,993	$ (409,956)	$ (1,244,130)
Effective income tax rate		49.28%	(11.54%)	(24.57%)

[1]	The Group and its subsidiaries recognize grants given by Brazilian state governments as a presumed credit, partial and full reduction of the ICMS calculation base of certain goods in its production chain, in accordance with the regulations of each state. The amounts appropriated from these tax incentives as revenue in the statement of income are excluded from the calculation of taxes on income, when the requirements set forth in current legislation are achieved. During the for the year ended December 31, 2023, the Group recorded the amount of government subsidies in the amount of US$1,400,450 (US$1,316,255 for the year ended December 31, 2022), of which US$582,488 of presumed credit (US$548,901 for the year ended December 31, 2022) and US$817,962 of reduction and exemption from ICMS, (US$767,354 for the year ended December 31, 2022) excluded from its calculation basis for income tax and social contribution. The exclusion of this tax benefit from the income tax and social contribution calculation base on net income reflected a tax gain for the year ended December 31, 2023 of US$198,433 referring to the presumed credit (US$186,658 for the year ended December 31, 2022) and US$278,639 of exemption and base reduction (US$258,538 for the year ended December 31, 2022).
[2]	According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.
[3]	Refers to the donations, as described in Note 26 – Expenses by nature.
[4]	Recognition of the income tax exemption on interest income on tax credits, due to a ruling of the STF (Federal Court of Justice), on September 23, 2021.